WARRANTS (Tables)	12 Months Ended
Jun. 30, 2022
WARRANTS (Tables)
Schedule of warrants
	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2020	10,249,500	0.53	2.00
Issued	6,790,000	0.35	1.97
Expired	(1,450,000)	1.29	0.00
June 30, 2021	15,589,500	$0.38	1.30
Issued	10,097,379	0.98	2.00
Exercised	(700,000)	0.30	0.16
Expired	(3,309,500)	0.48	-
June 30, 2022	21,677,379	$0.65	1.00

Schedule of fair value of warrants
Stock price	$0.19-0.35
Risk-free interest rate	0.26-0.32%
Expected life	1-3 years
Estimated volatility in the market price of the common shares	87-89%
Dividend yield	nil